Risks and Financial Instruments - Fair values and the carrying values of the financial instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of risks and financial instruments [line items]
Financial assets, carrying value	R$ 6,994,406	R$ 6,369,928
Financial assets, fair value	6,994,406	6,369,928
Financial liabilities, carrying value	15,329,244	13,762,053
Financial liabilities, fair value	R$ 15,224,750	13,784,913
Cash and bank deposits [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial assets, carrying value	R$ 205,482	147,926
Financial assets, fair value	R$ 205,482	147,926
Financial investments local currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income
Financial assets, carrying value	R$ 3,722,308	4,821,605
Financial assets, fair value	R$ 3,722,308	4,821,605
Financial investments foreign currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 11,161	32,473
Financial assets, fair value	R$ 11,161	32,473
Fixed income securities local currency1 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 2,462,018	1,076,849
Financial assets, fair value	R$ 2,462,018	1,076,849
Fixed income securities local currency2 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income
Financial assets, carrying value	R$ 2,208	2,720
Financial assets, fair value	R$ 2,208	2,720
Fixed income securities local currency3 [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial assets, carrying value	R$ 73,089	73,471
Financial assets, fair value	R$ 73,089	73,471
Fixed income securities foreign currency [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through other comprehensive income
Financial assets, carrying value	R$ 154,811	129,131
Financial assets, fair value	R$ 154,811	129,131
Currency interest rate hedging instruments [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial assets, carrying value	R$ 363,329	85,753
Financial assets, fair value	R$ 363,329	85,753
Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 1,567,374	1,047,809
Financial liabilities, fair value	R$ 1,567,374	1,047,809
Financing [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial liabilities, carrying value	R$ 6,889,310	6,740,872
Financial liabilities, fair value	R$ 6,840,079	6,761,907
Debentures [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial liabilities, carrying value	R$ 5,826,242	5,035,247
Financial liabilities, fair value	R$ 5,770,979	5,037,072
Debentures 1 [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 833,213	554,402
Financial liabilities, fair value	R$ 833,213	554,402
Finance Leases [member]
Summary of risks and financial instruments [line items]
Category	Measured at amortized cost
Financial liabilities, carrying value	R$ 46,066	48,515
Financial liabilities, fair value	R$ 46,066	48,515
Currency interest rate hedging [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 43,944	163,749
Financial liabilities, fair value	R$ 43,944	163,749
Subscription warrants indemnification [member]
Summary of risks and financial instruments [line items]
Category	Measured at fair value through profit or loss
Financial liabilities, carrying value	R$ 123,095	171,459
Financial liabilities, fair value	R$ 123,095	R$ 171,459